INCOME TAX - Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Corporate income tax rate (in percent)	21.00%	21.00%	21.00%
State income tax rate	0.60%	0.30%	0.40%
United States
INCOME TAX
Corporate income tax rate (in percent)	21.00%
California
INCOME TAX
State income tax rate	8.84%
Hong Kong
INCOME TAX
Net operating loss carryforwards	$ 3,111
Hong Kong | Any assessable profits in excess
INCOME TAX
State income tax rate	16.50%
Australia
INCOME TAX
Corporate income tax rate (in percent)	30.00%
Net operating loss carryforwards	$ 3,491
PRC
INCOME TAX
State income tax rate	25.00%	25.00%	25.00%
Net operating loss carryforwards	$ 39
Cayman Islands
INCOME TAX
Corporate income tax rate (in percent)	0.00%	0.00%	0.00%